Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of restricted stock activity
The following table summarizes the service-based stock activity and related information for the Omnibus Plan for 2017:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Term (in Years)

Unvested as of January 1, 2017	1,382,920	$35.86
Granted	407,184	27.85
Vested	(575,322)	31.86
Forfeited	(73,172)	38.10
Unvested at December 31, 2017	1,141,610	34.87	1.91

Summary of performance activity
The following table summarizes the performance-based stock activity and related information for the Omnibus Plan for 2017:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Term (in Years)

Unvested as of January 1, 2017	407,948	$25.94
Granted	90,072	24.98
Vested	(92,000)	24.78
Forfeited	(136,394)	25.70
Unvested at December 31, 2017	269,626	26.14	3.78